Organization and Summary of Significant Accounting Policies (Details 21) - Jun. 28, 2015 - $ / shares	Total
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 27.97
Weighted Average Exercise Price Exercisable	$ 19.86
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding	48,914
Number of Options Exercisable	48,914
Weighted Average Exercise Price Outstanding	$ 15.30
Weighted Average Exercise Price Exercisable	$ 15.30
Weighted Average Remaining Contractual Life Outstanding (In Years)	4 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 18.49
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding	105,983
Number of Options Exercisable	42,189
Weighted Average Exercise Price Outstanding	$ 29.41
Weighted Average Exercise Price Exercisable	$ 25.14
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 22.47
Exercise Price Range, Upper Range Limit	$ 38.71
Exercise Price Range Three
Range of options outstanding
Number of Options Outstanding	9,010
Weighted Average Exercise Price Outstanding	$ 79.73
Weighted Average Remaining Contractual Life Outstanding (In Years)	9 years 1 month 6 days
Exercise Price Range	$ 79.73